CONSOLIDATED STATEMENTS OF EQUITY - USD ($) $ in Thousands	Total	Common Stock [Member] Class A Ordinary Shares [Member]	Common Stock [Member] Class B Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive (Losses) [Income] [Member]	Accumulated Losses [Member]	Participation Interest [Member]
BEGINNING BALANCE at Dec. 31, 2021	$ 944,183	$ 37	$ 7	$ 2,134,227	$ (6,136)	$ (1,338,715)	$ 154,763
BEGINNING BALANCE (in shares) at Dec. 31, 2021		370,352,700	72,511,760
Net loss	(361,307)	$ 0	$ 0	0	0	(326,451)	(34,856)
Foreign currency translation adjustments	(5,890)	0	0	0	(5,535)	0	(355)
Shares issued, net of offering expenses	299,159	$ 40	$ 0	299,119	0	0	0
Shares issued, net of offering expenses, shares		400,000,000	0
Change in Participation Interest resulting from 2022 Private Placements (as described in Note 13)	0	$ 0	$ 0	44,013	0	0	(44,013)
ENDING BALANCE at Dec. 31, 2022	876,145	$ 77	$ 7	2,477,359	(11,671)	(1,665,166)	75,539
ENDING BALANCE (in shares) at Dec. 31, 2022		770,352,700	72,511,760
Net loss	(146,084)	$ 0	$ 0	0	0	(133,517)	(12,567)
Foreign currency translation adjustments	(1,078)	0	0	0	(985)	0	(93)
ENDING BALANCE at Dec. 31, 2023	728,983	$ 77	$ 7	2,477,359	(12,656)	(1,798,683)	62,879
ENDING BALANCE (in shares) at Dec. 31, 2023		770,352,700	72,511,760
Net loss	(105,831)	$ 0	$ 0	0	0	(96,726)	(9,105)
Foreign currency translation adjustments	23,367	0	0	0	21,357	0	2,010
ENDING BALANCE at Dec. 31, 2024	$ 646,519	$ 77	$ 7	$ 2,477,359	$ 8,701	$ (1,895,409)	$ 55,784
ENDING BALANCE (in shares) at Dec. 31, 2024		770,352,700	72,511,760